Related Party Transactions - Related party loans (Details) - USD ($)	Mar. 01, 2023	Nov. 03, 2020	Aug. 28, 2020	Mar. 31, 2024	Mar. 25, 2024	Mar. 24, 2024	Dec. 31, 2023	Nov. 02, 2023	Jun. 02, 2023	Dec. 31, 2022	Oct. 31, 2022	Nov. 02, 2020
Class A common stock
Related Party Transactions
Common stock, par value (in dollars per share)				$ 0.0001			$ 0.0001			$ 0.0001
Sponsor
Related Party Transactions
Proceeds from related party loan		$ 373,000	$ 1,000,000
Notes payable												$ 373,000
Promissory note | Sponsor
Related Party Transactions
Principal amount									$ 539,652		$ 1,168,774
Promissory note | Sponsor | Class A common stock
Related Party Transactions
Unpaid principal balance											$ 1,500,000
Number of share of common stock in each whole warrant											1
Common stock, par value (in dollars per share)									$ 0.0001		$ 0.0001
Conversion price per share											$ 1.50
Promissory note | First Extension Note
Related Party Transactions
Outstanding borrowings under the note				$ 1,168,774			$ 1,168,774			$ 333,935
Promissory note | Second Extension Note
Related Party Transactions
Outstanding borrowings under the note				539,652			$ 539,652
Promissory note | Second Extension Note | Class A common stock
Related Party Transactions
Number of share of common stock in each whole warrant									1
Conversion price per share									$ 1.50
Working Capital Loans
Related Party Transactions
Maximum loans convertible into warrants			$ 1,500,000
Price of warrants (in dollars per share)			$ 1.50
Price of warrants (in dollars per share)			$ 1.50
Second Restated Note
Related Party Transactions
Principal amount				$ 900,000				$ 400,000
Second Restated Note | Sponsor
Related Party Transactions
Principal amount	$ 250,000				$ 900,000	$ 550,000		$ 550,000
Maximum | Promissory note | Class A common stock
Related Party Transactions
Unpaid principal balance									$ 300,000
Maximum | Promissory note | Second Extension Note
Related Party Transactions
Principal amount									$ 539,652
Maximum | Unsecured Promissory Note | Sponsor
Related Party Transactions
Working capital loan	$ 250,000